Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Summary of significant accounting policies [Abstract]
Disclosure of basis of preparation of financial statements [text block]
2.1 Basis of preparation

The Consolidated Financial Statements of GeoPark Limited have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), under the historical cost convention.

The Consolidated Financial Statements are presented in thousands of United States Dollars (US$'
000) and all values are rounded to the nearest thousand (US$'
000), except in the footnotes and where otherwise indicated.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the Consolidated Financial Statements are disclosed in this note under the title “Accounting estimates and assumptions”.

All the information included in these Consolidated Financial Statements corresponds to the Group, except where otherwise indicated.

2.1.1 Changes in accounting policy and disclosure

New and amended standards adopted by the Group

The following standards have been adopted by the Group for the first time for the financial year beginning on or after 1 January 2018:

•	IFRS 9 Financial Instruments

•	IFRS 15 Revenue from Contracts with Customers

•	Classification and Measurement of Share-based Payment Transactions – Amendments to IFRS 2

•	Annual Improvements 2014-2016 cycle

•	Interpretation 22 Foreign Currency Transactions and Advance Consideration

The Group also elected to adopt the following amendments early:

•	Annual Improvements to IFRS Standards 2015-2017 Cycle.

IFRS 9 replaces the provisions of IAS 39 related to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting.

The adoption of IFRS 9 from 1 January 2018 resulted in changes in accounting policies (see Note 2.16 and Note 2.18) and a reclassification of a measurement category (see below), but no adjustments to the amounts recognized in the Consolidated Financial Statements.

On 1 January 2018, the Group classified money market funds for US$ 44,123,000 accounted within Cash and cash equivalents as of 31 December 2017, as Financial assets at fair value through profit or loss that were previously classified as Loans and receivables. No results were generated as a consequence of this change. As of 31 December 2018, the Group holds money market funds for US$ 53,794,000.

IFRS 15 replaces IAS 18 which covered contracts for goods and services and IAS 11 which covered construction contracts. The new standard is based on the principle that revenue is recognized when control of a good or service transfers to a customer, so the notion of control replaces the existing notion of risks and rewards.

The adoption of IFRS 15 from 1 January 2018 resulted in no changes in accounting policies or adjustments to the amounts recognized in the Consolidated Financial Statements.

The adoption of the other amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

New standards, amendments and interpretations issued but not effective for the financial year beginning 1 January 2018 and not early adopted.

•
  IFRS 16 Leases: will affect primarily the accounting by lessees and will result in the recognition of almost all leases on the balance sheet. The standard removes the current distinction between operating and financing leases and requires recognition of an asset (the right to use the leased item) and a financial liability to pay rentals for virtually all lease contracts. An optional exemption exists for short-term and low-value leases. The accounting by lessors will not significantly change. Some differences may arise as a result of the new guidance on the definition of a lease.

The Group has set up a project team by business unit which has reviewed each business unit’s leasing arrangements over the last year in light of the new lease accounting rules in IFRS 16. The standard will affect primarily the accounting for the Group’s operating leases.

As at the reporting date, the Group has non-cancellable operating lease commitments of US$ 69,938,000, see Note 32.3. Of these commitments, the Group expects to recognize right-of-use assets and lease liabilities, at nominal value, of approximately US$ 14,449,000 on 1 January 2019. The remaining lease commitments, in accordance with IFRS 16, will be recognized on a straight-line basis as expense in the Consolidated Statement of Income.

There will not be an impact on Adjusted EBITDA as a consequence of the adoption of this new standard. This measure is used to assess the performance of the operating segments and is also considered for the calculation of the incurrence test covenants included in the indenture governing the Group’s main financial debt. Therefore, Management decided to modify the definition of this measure since the adoption of IFRS 16 in 2019 in order to ensure comparability with previous periods.

Operating cash flows will increase and financing cash flows decrease by approximately US$ 4,000,000 as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities.

The Group will apply the standard from its mandatory adoption date of 1 January 2019. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. Lease liability for property leases will be measured on transition at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at the date of initial application. The right-of-use asset on transition (on a lease-by-lease basis) will be measure at an amount equal to the lease liability (adjusted for any prepaid or accrued lease expenses).

There are no other standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

2.2 Going concern

The Directors regularly monitor the Group's cash position and liquidity risks throughout the year to ensure that it has sufficient funds to meet forecast operational and investment funding requirements. Sensitivities are run to reflect latest expectations of expenditures, oil and gas prices and other factors to enable the Group to manage the risk of any funding short falls and/or potential debt covenant breaches.

Considering macroeconomic environment conditions, the performance of the operations, the US$ 425,000,000 debt fundraising completed in September 2017, the Group’s cash position, and the fact that over 95% of its total indebtedness matures in 2024, the Directors have formed a judgement, at the time of approving the financial statements, that there is a reasonable expectation that the Group has adequate resources to meet all its obligations for the foreseeable future. For this reason, the Directors have continued to adopt the going concern basis in preparing the Consolidated Financial Statements.

2.3 Consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred by the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred.

The excess of the consideration transferred over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the income statement.

Intercompany transactions, balances and unrealized gains on transactions between the Group and its subsidiaries are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Group.

2.4 Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee. This committee is integrated by the CEO, COO, CFO and managers in charge of the Geoscience, Operations, Corporate Governance, Finance and People departments. This committee reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports.

2.5 Foreign currency translation

2.5.1 Functional and presentation currency

The Consolidated Financial Statements are presented in US Dollars, which is the Group’s presentation currency.

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of Group companies incorporated in Chile, Colombia, Peru and Argentina is the US Dollar, meanwhile for the Group´s Brazilian company the functional currency is the local currency, which is the Brazilian Real.

2.5.2 Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statement of Income.

2.6 Joint arrangements

Under IFRS 11 investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The Group has assessed the nature of its joint arrangements and determined them to be joint operations. The Group combines its share in the joint operations individual assets, liabilities, results and cash flows on a line-by-line basis with similar items in its financial statements.

2.7 Revenue recognition

Revenue from the sale of crude oil and gas is recognized in the Consolidated Statement of Income when control is transferred to the purchaser, and if the revenue can be measured reliably and is expected to be received. Revenue is shown net of VAT, discounts related to the sale and overriding royalties due to the ex-owners of oil and gas properties where the royalty arrangements represent a retained working interest in the property. See Note 32.1.

2.8 Production and operating costs

Production and operating costs are recognized in the Consolidated Statement of Income on the accrual basis of accounting. These costs include wages and salaries incurred to achieve the revenue for the year. Direct and indirect costs of raw materials and consumables, rentals, leasing and royalties are also included within this account.

2.9 Financial results

Financial results include interest expenses, interest income, bank charges, the amortization of financial assets and liabilities, and foreign exchange gains and losses. The Group has capitalized the borrowing cost for wells and facilities that were initiated after 1 January 2009. The capitalization rate used to determine the amount of borrowing costs to be capitalized is the weighted average interest rate applicable to the Group’s general borrowings during the year, which was 6.90% at year-end 2018 (6.90% at year-end 2017 and 7.98% in 2016). Amounts capitalized during the year amounted to
US$ 257,507 (US$ 610,841 in 2017 and US$ 254,950 in 2016).

2.10 Property, plant and equipment

Property, plant and equipment are stated at historical cost less depreciation and impairment charges, if applicable. Historical cost includes expenditure that is directly attributable to the acquisition of the items; including provisions for asset retirement obligation.

Oil and gas exploration and production activities are accounted for in accordance with the successful efforts method on a field by field basis. The Group accounts for exploration and evaluation activities in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources, capitalizing exploration and evaluation costs until such time as the economic viability of producing the underlying resources is determined. Costs incurred prior to obtaining legal rights to explore are expensed immediately to the Consolidated Statement of Income.

Exploration and evaluation costs may include: license acquisition, geological and geophysical studies (i.e.: seismic), direct labour costs and drilling costs of exploratory wells. No depreciation and/or amortization are charged during the exploration and evaluation phase. Upon completion of the evaluation phase, the prospects are either transferred to oil and gas properties or charged to expense (exploration costs) in the period in which the determination is made, depending whether they have discovered reserves or not. If not developed, exploration and evaluation assets are written off after three years, unless it can be clearly demonstrated that the carrying value of the investment is recoverable.

A charge of US$ 26,389,000 has been recognized in the Consolidated Statement of Income within Write-off of unsuccessful exploration efforts (US$ 5,834,000 in 2017 and US$ 31,366,000 in 2016). See Note 20.

All field development costs are considered construction in progress until they are finished and capitalized within oil and gas properties, and are subject to depreciation once completed. Such costs may include the acquisition and installation of production facilities, development drilling costs (including dry holes, service wells and seismic surveys for development purposes), project-related engineering and the acquisition costs of rights and concessions related to proved properties.

Workovers of wells made to develop reserves and/or increase production are capitalized as development costs. Maintenance costs are charged to the Consolidated Statement of Income when incurred.

Capitalized costs of proved oil and gas properties and production facilities and machinery are depreciated on a licensed area by the licensed area basis, using the unit of production method, based on commercial proved and probable reserves. The calculation of the “unit of production” depreciation takes into account estimated future finding and development costs and is based on current year-end unescalated price levels. Changes in reserves and cost estimates are recognized prospectively. Reserves are converted to equivalent units on the basis of approximate relative energy content.

Depreciation of the remaining property, plant and equipment assets (i.e. furniture and vehicles) not directly associated with oil and gas activities has been calculated by means of the straight-line method by applying such annual rates as required to write-off their value at the end of their estimated useful lives. The useful lives range between 3 years and 10 years.

Depreciation is allocated in the Consolidated Statement of Income as a separate line to better follow the performance of the business.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (see Impairment of non-financial assets in Note 2.12).

2.11 Provisions and other long-term liabilities

Provisions for asset retirement obligations, deferred income, restructuring obligations and legal claims are recognized when the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Restructuring provisions comprise lease termination penalties and employee termination payments.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as financial expense.

2.11.1 Asset Retirement Obligation

The Group records the fair value of the liability for asset retirement obligations in the period in which the wells are drilled. When the liability is initially recorded, the Group capitalizes the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value at each reporting period, and the capitalized cost is depreciated over the estimated useful life of the related asset. According to interpretations and the application of current legislation, and on the basis of the changes in technology and the variations in the costs of restoration necessary to protect the environment, the Group has considered it appropriate to periodically re-evaluate future costs of well-capping. The effects of this recalculation are included in the financial statements in the period in which this recalculation is determined and reflected as an adjustment to the provision and the corresponding property, plant and equipment asset.

2.11.2 Deferred Income

Relates to contributions received in cash from the Group’s clients to improve the project economics of gas wells. The amounts collected are reflected as a deferred income in the balance sheet and recognized in the Consolidated Statement of Income over the productive life of the associated wells. The depreciation of the gas wells that generated the deferred income is charged to the Consolidated Statement of Income simultaneously with the amortization of the deferred income. The amounts used in 2017 correspond to the deferred income related to the take-or-pay provision associated to gas sales in Brazil.

2.12 Impairment of non-financial assets

Assets that are not subject to depreciation and/or amortization (i.e.: exploration and evaluation assets) are tested annually for impairment. Assets that are subject to depreciation and/or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the excess of the asset’s carrying amount over its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units), generally a licensed area. Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

No asset should be kept as an exploration and evaluation asset for a period of more than three years, except if it can be clearly demonstrated that the carrying value of the investment will be recoverable.

During 2018, impairment loss was reversed for US$ 4,982,000 (no impairment loss recognized or reversed in 2017 and impairment loss reversed for US$
5,664
,000 in 2016). See Note 36. The write-offs are detailed in Note 20.

2.13 Lease contracts

All current lease contracts are considered to be operating leases on the basis that the lessor retains substantially all the risks and rewards related to the ownership of the leased asset. Payments related to operating leases and other rental agreements are recognized in the Consolidated Income Statement on a straight-line basis over the term of the contract. The Group's total commitment relating to operating leases and rental agreements is disclosed in Note 32.3.

Leases in which substantially all of the risks and rewards of ownership are transferred to the lessee are classified as finance leases. Under a finance lease, the Group as lessor has to recognize an amount receivable equal to the aggregate of the minimum lease payments plus any unguaranteed residual value accruing to the lessor, discounted at the interest rate implicit in the lease.

2.14 Inventories

Inventories comprise crude oil and materials.

Crude oil is measured at the lower of cost and net realizable value. Materials are measured at the lower of cost and recoverable amount. The cost of materials and consumables is calculated at acquisition price with the addition of transportation and similar costs. Cost is determined using the first-in, first-out (FIFO) method.

2.15 Current and deferred income tax

The tax expense for the year comprises current and deferred tax. Tax is recognized in the Consolidated Statement of Income.

The current income tax charge is calculated on the basis of the tax laws enacted or substantially enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. The computation of the income tax expense involves the interpretation of applicable tax laws and regulations in many jurisdictions. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted as of the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.

In addition, the Group has tax-loss carry-forwards in certain tax jurisdictions that are available to be offset against future taxable profit. However, deferred tax assets are recognized only to the extent that it is probable that taxable profit will be available against which the unused tax losses can be utilized. Management judgment is exercised in assessing whether this is the case. To the extent that actual outcomes differ from management’s estimates, taxation charges or credits may arise in future periods.

Deferred income tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries and joint arrangements, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. The Group is able to control the timing of dividends from its subsidiaries and hence does not expect taxable profit. Hence deferred tax is recognized in respect of the retained earnings of overseas subsidiaries only if at the date of the statements of financial position, dividends have been accrued as receivable or a binding agreement to distribute past earnings in future has been entered into by the subsidiary. As mentioned above the Group does not expect that the temporary differences will revert in the foreseeable future. In the event that these differences revert in total (e.g. dividends are declared and paid), the deferred tax liability which the Group would have to recognize amounts to approximately US$ 11,400,000.

Deferred tax balances are provided in full, with no discounting.

2.16 Non-current assets or disposal groups held for sale

Non-current assets or disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognized for any initial or subsequent write-down of the asset or disposal group to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset or disposal group, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset or disposal group is recognized at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the Consolidated Statement of Financial Position. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the Consolidated Statement of Financial Position.

2.17 Financial assets

Financial assets are divided into the following categories: amortized cost; financial assets at fair value through profit or loss and fair value through other comprehensive income. The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows. The Group reclassifies debt investments when and only when its business model for managing those assets changes.

All financial assets not at fair value through profit or loss are initially recognized at fair value, plus transaction costs. Transaction costs of financial assets carried at fair value through profit or loss, if any, are expensed to profit or loss.

Derecognition of financial assets occurs when the rights to receive cash flows from the investments expire or are transferred and substantially all of the risks and rewards of ownership have been transferred. An assessment for impairment is undertaken at each balance sheet date.

Interest and other cash flows resulting from holding financial assets are recognized in the Consolidated Statement of Income when receivable, regardless of how the related carrying amount of financial assets is measured.

Amortized cost are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities greater than twelve months after the balance sheet date. These are classified as non-current assets. These financial assets comprise trade receivables, prepayments and other receivables and cash and cash equivalents in the Consolidated Statement of Financial Position. They arise when the Group provides money, goods or services directly to a debtor with no intention of trading the receivables. These financial assets are subsequently measured at amortized cost using the effective interest method, less provision for impairment, if applicable.

Any change in their value through impairment or reversal of impairment is recognized in the Consolidated Statement of Income. All of the Group’s financial assets are classified as amortized cost.

2.18 Other financial assets

Non-current other financial assets include contributions made for environmental obligations according to a Colombian and Brazilian government request and are restricted for those purposes.

Current other financial assets include short-term investments with original maturities up to twelve months and over three months. As of 31 December 2017, they also included the security deposit granted in relation to the purchase of Argentinian assets (see Note 35.3).

2.19 Impairment of financial assets

The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

2.20 Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts. Bank overdrafts, if any, are shown within borrowings in the current liabilities section of the Consolidated Statement of Financial Position.

2.21 Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of the business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

2.22 Derivatives

Derivative financial instruments are recognized in the statement of financial position as assets or liabilities and initially and subsequently measured at fair value through profit and loss. They are presented as current assets or liabilities if they are expected to be settled within 12 months after the end of the reporting period.

The mark-to-market fair value of the Group's outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy. Gains and losses arising from changes in fair value are recognized in the Consolidated Statement of Income within Commodity risk management contracts.

For more information about derivatives please refer to Note 8.

2.23 Borrowings

Borrowings are obligations to pay cash and are recognized when the Group becomes a party to the contractual provisions of the instrument.

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Consolidated Statement of Income over the period of the borrowings using the effective interest method.

Direct issue costs are charged to the Consolidated Statement of Income on an accrual basis using the effective interest method.

2.24 Share capital

Equity comprises the following:

•	"Share capital" representing the nominal value of equity shares.
•	"Share premium" representing the excess over nominal value of the fair value of consideration received for equity shares, net of expenses of the share issuance.
•	"Other reserve" representing:
-	the equity element attributable to shares granted according to IFRS 2 but not issued at year end or,
-	the difference between the proceeds from the transaction with non-controlling interests received against the book value of the shares acquired in the Chilean and Colombian subsidiaries.
•	"Translation reserve" representing the differences arising from translation of investments in overseas subsidiaries.
•	"(Accumulated losses) Retained earnings" representing accumulated earnings and losses.

2.25 Share-based payment

The Group operates a number of equity-settled share-based compensation plans comprising share awards payments to certain employees and other third-party contractors. Share-based payment transactions are measured in accordance with IFRS 2.

Fair value of the stock option plan for employee or contractors services received in exchange for the grant of the options is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted calculated using the Geometric Brownian Motion method.

Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. At each balance sheet date, the entity revises its estimates of the number of options that are expected to vest. It recognizes the impact of the revision to original estimates, if any, in the Consolidated Statement of Income, with a corresponding adjustment to equity.

The fair value of the share awards payments is determined at the grant date by reference of the market value of the shares and recognized as an expense over the vesting period. When the awards are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

Disclosure of accounting policy for new and amended standards adopted [text block] [Text Block]
2.1.1 Changes in accounting policy and disclosure

New and amended standards adopted by the Group

The following standards have been adopted by the Group for the first time for the financial year beginning on or after 1 January 2018:

•	IFRS 9 Financial Instruments

•	IFRS 15 Revenue from Contracts with Customers

•	Classification and Measurement of Share-based Payment Transactions – Amendments to IFRS 2

•	Annual Improvements 2014-2016 cycle

•	Interpretation 22 Foreign Currency Transactions and Advance Consideration

The Group also elected to adopt the following amendments early:

•	Annual Improvements to IFRS Standards 2015-2017 Cycle.

IFRS 9 replaces the provisions of IAS 39 related to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting.

The adoption of IFRS 9 from 1 January 2018 resulted in changes in accounting policies (see Note 2.16 and Note 2.18) and a reclassification of a measurement category (see below), but no adjustments to the amounts recognized in the Consolidated Financial Statements.

On 1 January 2018, the Group classified money market funds for US$ 44,123,000 accounted within Cash and cash equivalents as of 31 December 2017, as Financial assets at fair value through profit or loss that were previously classified as Loans and receivables. No results were generated as a consequence of this change. As of 31 December 2018, the Group holds money market funds for US$ 53,794,000.

IFRS 15 replaces IAS 18 which covered contracts for goods and services and IAS 11 which covered construction contracts. The new standard is based on the principle that revenue is recognized when control of a good or service transfers to a customer, so the notion of control replaces the existing notion of risks and rewards.

The adoption of IFRS 15 from 1 January 2018 resulted in no changes in accounting policies or adjustments to the amounts recognized in the Consolidated Financial Statements.

The adoption of the other amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

New standards, amendments and interpretations issued but not effective for the financial year beginning 1 January 2018 and not early adopted.

•
  IFRS 16 Leases: will affect primarily the accounting by lessees and will result in the recognition of almost all leases on the balance sheet. The standard removes the current distinction between operating and financing leases and requires recognition of an asset (the right to use the leased item) and a financial liability to pay rentals for virtually all lease contracts. An optional exemption exists for short-term and low-value leases. The accounting by lessors will not significantly change. Some differences may arise as a result of the new guidance on the definition of a lease.

The Group has set up a project team by business unit which has reviewed each business unit’s leasing arrangements over the last year in light of the new lease accounting rules in IFRS 16. The standard will affect primarily the accounting for the Group’s operating leases.

As at the reporting date, the Group has non-cancellable operating lease commitments of US$ 69,938,000, see Note 32.3. Of these commitments, the Group expects to recognize right-of-use assets and lease liabilities, at nominal value, of approximately US$ 14,449,000 on 1 January 2019. The remaining lease commitments, in accordance with IFRS 16, will be recognized on a straight-line basis as expense in the Consolidated Statement of Income.

There will not be an impact on Adjusted EBITDA as a consequence of the adoption of this new standard. This measure is used to assess the performance of the operating segments and is also considered for the calculation of the incurrence test covenants included in the indenture governing the Group’s main financial debt. Therefore, Management decided to modify the definition of this measure since the adoption of IFRS 16 in 2019 in order to ensure comparability with previous periods.

Operating cash flows will increase and financing cash flows decrease by approximately US$ 4,000,000 as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities.

The Group will apply the standard from its mandatory adoption date of 1 January 2019. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. Lease liability for property leases will be measured on transition at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at the date of initial application. The right-of-use asset on transition (on a lease-by-lease basis) will be measure at an amount equal to the lease liability (adjusted for any prepaid or accrued lease expenses).

There are no other standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Disclosure of going concern [text block]
2.2 Going concern

The Directors regularly monitor the Group's cash position and liquidity risks throughout the year to ensure that it has sufficient funds to meet forecast operational and investment funding requirements. Sensitivities are run to reflect latest expectations of expenditures, oil and gas prices and other factors to enable the Group to manage the risk of any funding short falls and/or potential debt covenant breaches.

Considering macroeconomic environment conditions, the performance of the operations, the US$ 425,000,000 debt fundraising completed in September 2017, the Group’s cash position, and the fact that over 95% of its total indebtedness matures in 2024, the Directors have formed a judgement, at the time of approving the financial statements, that there is a reasonable expectation that the Group has adequate resources to meet all its obligations for the foreseeable future. For this reason, the Directors have continued to adopt the going concern basis in preparing the Consolidated Financial Statements.

Disclosure of basis of consolidation [text block]
2.3 Consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred by the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred.

The excess of the consideration transferred over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the income statement.

Intercompany transactions, balances and unrealized gains on transactions between the Group and its subsidiaries are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Group.

Description of accounting policy for segment reporting [text block]
2.4 Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee. This committee is integrated by the CEO, COO, CFO and managers in charge of the Geoscience, Operations, Corporate Governance, Finance and People departments. This committee reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports.

Description of accounting policy for foreign currency translation [text block]
2.5 Foreign currency translation

2.5.1 Functional and presentation currency

The Consolidated Financial Statements are presented in US Dollars, which is the Group’s presentation currency.

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of Group companies incorporated in Chile, Colombia, Peru and Argentina is the US Dollar, meanwhile for the Group´s Brazilian company the functional currency is the local currency, which is the Brazilian Real.

2.5.2 Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statement of Income.

Description of accounting policy for investments in joint arrangements [text block]
2.6 Joint arrangements

Under IFRS 11 investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The Group has assessed the nature of its joint arrangements and determined them to be joint operations. The Group combines its share in the joint operations individual assets, liabilities, results and cash flows on a line-by-line basis with similar items in its financial statements.

Description of accounting policy for recognition of revenue [text block]
2.7 Revenue recognition

Revenue from the sale of crude oil and gas is recognized in the Consolidated Statement of Income when control is transferred to the purchaser, and if the revenue can be measured reliably and is expected to be received. Revenue is shown net of VAT, discounts related to the sale and overriding royalties due to the ex-owners of oil and gas properties where the royalty arrangements represent a retained working interest in the property. See Note 32.1.

Description of accounting policy for production and operating costs [text block]
2.8 Production and operating costs

Production and operating costs are recognized in the Consolidated Statement of Income on the accrual basis of accounting. These costs include wages and salaries incurred to achieve the revenue for the year. Direct and indirect costs of raw materials and consumables, rentals, leasing and royalties are also included within this account.

Description of accounting policy for finance income and costs explanatory [text block]
2.9 Financial results

Financial results include interest expenses, interest income, bank charges, the amortization of financial assets and liabilities, and foreign exchange gains and losses. The Group has capitalized the borrowing cost for wells and facilities that were initiated after 1 January 2009. The capitalization rate used to determine the amount of borrowing costs to be capitalized is the weighted average interest rate applicable to the Group’s general borrowings during the year, which was 6.90% at year-end 2018 (6.90% at year-end 2017 and 7.98% in 2016). Amounts capitalized during the year amounted to
US$ 257,507 (US$ 610,841 in 2017 and US$ 254,950 in 2016).

Description of accounting policy for property, plant and equipment [text block]
2.10 Property, plant and equipment

Property, plant and equipment are stated at historical cost less depreciation and impairment charges, if applicable. Historical cost includes expenditure that is directly attributable to the acquisition of the items; including provisions for asset retirement obligation.

Oil and gas exploration and production activities are accounted for in accordance with the successful efforts method on a field by field basis. The Group accounts for exploration and evaluation activities in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources, capitalizing exploration and evaluation costs until such time as the economic viability of producing the underlying resources is determined. Costs incurred prior to obtaining legal rights to explore are expensed immediately to the Consolidated Statement of Income.

Exploration and evaluation costs may include: license acquisition, geological and geophysical studies (i.e.: seismic), direct labour costs and drilling costs of exploratory wells. No depreciation and/or amortization are charged during the exploration and evaluation phase. Upon completion of the evaluation phase, the prospects are either transferred to oil and gas properties or charged to expense (exploration costs) in the period in which the determination is made, depending whether they have discovered reserves or not. If not developed, exploration and evaluation assets are written off after three years, unless it can be clearly demonstrated that the carrying value of the investment is recoverable.

A charge of US$ 26,389,000 has been recognized in the Consolidated Statement of Income within Write-off of unsuccessful exploration efforts (US$ 5,834,000 in 2017 and US$ 31,366,000 in 2016). See Note 20.

All field development costs are considered construction in progress until they are finished and capitalized within oil and gas properties, and are subject to depreciation once completed. Such costs may include the acquisition and installation of production facilities, development drilling costs (including dry holes, service wells and seismic surveys for development purposes), project-related engineering and the acquisition costs of rights and concessions related to proved properties.

Workovers of wells made to develop reserves and/or increase production are capitalized as development costs. Maintenance costs are charged to the Consolidated Statement of Income when incurred.

Capitalized costs of proved oil and gas properties and production facilities and machinery are depreciated on a licensed area by the licensed area basis, using the unit of production method, based on commercial proved and probable reserves. The calculation of the “unit of production” depreciation takes into account estimated future finding and development costs and is based on current year-end unescalated price levels. Changes in reserves and cost estimates are recognized prospectively. Reserves are converted to equivalent units on the basis of approximate relative energy content.

Depreciation of the remaining property, plant and equipment assets (i.e. furniture and vehicles) not directly associated with oil and gas activities has been calculated by means of the straight-line method by applying such annual rates as required to write-off their value at the end of their estimated useful lives. The useful lives range between 3 years and 10 years.

Depreciation is allocated in the Consolidated Statement of Income as a separate line to better follow the performance of the business.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (see Impairment of non-financial assets in Note 2.12).

Description of accounting policy for provisions [text block]
2.11 Provisions and other long-term liabilities

Provisions for asset retirement obligations, deferred income, restructuring obligations and legal claims are recognized when the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Restructuring provisions comprise lease termination penalties and employee termination payments.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as financial expense.

2.11.1 Asset Retirement Obligation

The Group records the fair value of the liability for asset retirement obligations in the period in which the wells are drilled. When the liability is initially recorded, the Group capitalizes the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value at each reporting period, and the capitalized cost is depreciated over the estimated useful life of the related asset. According to interpretations and the application of current legislation, and on the basis of the changes in technology and the variations in the costs of restoration necessary to protect the environment, the Group has considered it appropriate to periodically re-evaluate future costs of well-capping. The effects of this recalculation are included in the financial statements in the period in which this recalculation is determined and reflected as an adjustment to the provision and the corresponding property, plant and equipment asset.

2.11.2 Deferred Income

Relates to contributions received in cash from the Group’s clients to improve the project economics of gas wells. The amounts collected are reflected as a deferred income in the balance sheet and recognized in the Consolidated Statement of Income over the productive life of the associated wells. The depreciation of the gas wells that generated the deferred income is charged to the Consolidated Statement of Income simultaneously with the amortization of the deferred income. The amounts used in 2017 correspond to the deferred income related to the take-or-pay provision associated to gas sales in Brazil.

Description of accounting policy for impairment of non-financial assets [text block]
2.12 Impairment of non-financial assets

Assets that are not subject to depreciation and/or amortization (i.e.: exploration and evaluation assets) are tested annually for impairment. Assets that are subject to depreciation and/or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the excess of the asset’s carrying amount over its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units), generally a licensed area. Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

No asset should be kept as an exploration and evaluation asset for a period of more than three years, except if it can be clearly demonstrated that the carrying value of the investment will be recoverable.

During 2018, impairment loss was reversed for US$ 4,982,000 (no impairment loss recognized or reversed in 2017 and impairment loss reversed for US$
5,664
,000 in 2016). See Note 36. The write-offs are detailed in Note 20.

Description of accounting policy for leases [text block]
2.13 Lease contracts

All current lease contracts are considered to be operating leases on the basis that the lessor retains substantially all the risks and rewards related to the ownership of the leased asset. Payments related to operating leases and other rental agreements are recognized in the Consolidated Income Statement on a straight-line basis over the term of the contract. The Group's total commitment relating to operating leases and rental agreements is disclosed in Note 32.3.

Leases in which substantially all of the risks and rewards of ownership are transferred to the lessee are classified as finance leases. Under a finance lease, the Group as lessor has to recognize an amount receivable equal to the aggregate of the minimum lease payments plus any unguaranteed residual value accruing to the lessor, discounted at the interest rate implicit in the lease.

Description of accounting policy for measuring inventories [text block]
2.14 Inventories

Inventories comprise crude oil and materials.

Crude oil is measured at the lower of cost and net realizable value. Materials are measured at the lower of cost and recoverable amount. The cost of materials and consumables is calculated at acquisition price with the addition of transportation and similar costs. Cost is determined using the first-in, first-out (FIFO) method.

Description of accounting policy for current and deferred income tax explanatory [text block]
2.15 Current and deferred income tax

The tax expense for the year comprises current and deferred tax. Tax is recognized in the Consolidated Statement of Income.

The current income tax charge is calculated on the basis of the tax laws enacted or substantially enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. The computation of the income tax expense involves the interpretation of applicable tax laws and regulations in many jurisdictions. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted as of the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.

In addition, the Group has tax-loss carry-forwards in certain tax jurisdictions that are available to be offset against future taxable profit. However, deferred tax assets are recognized only to the extent that it is probable that taxable profit will be available against which the unused tax losses can be utilized. Management judgment is exercised in assessing whether this is the case. To the extent that actual outcomes differ from management’s estimates, taxation charges or credits may arise in future periods.

Deferred income tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries and joint arrangements, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. The Group is able to control the timing of dividends from its subsidiaries and hence does not expect taxable profit. Hence deferred tax is recognized in respect of the retained earnings of overseas subsidiaries only if at the date of the statements of financial position, dividends have been accrued as receivable or a binding agreement to distribute past earnings in future has been entered into by the subsidiary. As mentioned above the Group does not expect that the temporary differences will revert in the foreseeable future. In the event that these differences revert in total (e.g. dividends are declared and paid), the deferred tax liability which the Group would have to recognize amounts to approximately US$ 11,400,000.

Deferred tax balances are provided in full, with no discounting.

Description of accounting policy for non-current assets or disposal groups classified as held for sale [text block]
2.16 Non-current assets or disposal groups held for sale

Non-current assets or disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognized for any initial or subsequent write-down of the asset or disposal group to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset or disposal group, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset or disposal group is recognized at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the Consolidated Statement of Financial Position. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the Consolidated Statement of Financial Position.

Description of accounting policy for financial assets [text block]
2.17 Financial assets

Financial assets are divided into the following categories: amortized cost; financial assets at fair value through profit or loss and fair value through other comprehensive income. The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows. The Group reclassifies debt investments when and only when its business model for managing those assets changes.

All financial assets not at fair value through profit or loss are initially recognized at fair value, plus transaction costs. Transaction costs of financial assets carried at fair value through profit or loss, if any, are expensed to profit or loss.

Derecognition of financial assets occurs when the rights to receive cash flows from the investments expire or are transferred and substantially all of the risks and rewards of ownership have been transferred. An assessment for impairment is undertaken at each balance sheet date.

Interest and other cash flows resulting from holding financial assets are recognized in the Consolidated Statement of Income when receivable, regardless of how the related carrying amount of financial assets is measured.

Amortized cost are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities greater than twelve months after the balance sheet date. These are classified as non-current assets. These financial assets comprise trade receivables, prepayments and other receivables and cash and cash equivalents in the Consolidated Statement of Financial Position. They arise when the Group provides money, goods or services directly to a debtor with no intention of trading the receivables. These financial assets are subsequently measured at amortized cost using the effective interest method, less provision for impairment, if applicable.

Any change in their value through impairment or reversal of impairment is recognized in the Consolidated Statement of Income. All of the Group’s financial assets are classified as amortized cost.

Description of accounting policy for other financial assets [text block]
2.18 Other financial assets

Non-current other financial assets include contributions made for environmental obligations according to a Colombian and Brazilian government request and are restricted for those purposes.

Current other financial assets include short-term investments with original maturities up to twelve months and over three months. As of 31 December 2017, they also included the security deposit granted in relation to the purchase of Argentinian assets (see Note 35.3).

Description of accounting policy for impairment of financial assets [text block]
2.19 Impairment of financial assets

The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Description of accounting policy for determining components of cash and cash equivalents [text block]
2.20 Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts. Bank overdrafts, if any, are shown within borrowings in the current liabilities section of the Consolidated Statement of Financial Position.

Description of accounting policy for trade and other payables [text block]
2.21 Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of the business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Description of accounting policy for derivative financial instruments [text block]
2.22 Derivatives

Derivative financial instruments are recognized in the statement of financial position as assets or liabilities and initially and subsequently measured at fair value through profit and loss. They are presented as current assets or liabilities if they are expected to be settled within 12 months after the end of the reporting period.

The mark-to-market fair value of the Group's outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy. Gains and losses arising from changes in fair value are recognized in the Consolidated Statement of Income within Commodity risk management contracts.

For more information about derivatives please refer to Note 8.

Description of accounting policy for borrowings [text block]
2.23 Borrowings

Borrowings are obligations to pay cash and are recognized when the Group becomes a party to the contractual provisions of the instrument.

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Consolidated Statement of Income over the period of the borrowings using the effective interest method.

Direct issue costs are charged to the Consolidated Statement of Income on an accrual basis using the effective interest method.

Description of accounting policy for issued capital [text block]
2.24 Share capital

Equity comprises the following:

•	"Share capital" representing the nominal value of equity shares.
•	"Share premium" representing the excess over nominal value of the fair value of consideration received for equity shares, net of expenses of the share issuance.
•	"Other reserve" representing:
-	the equity element attributable to shares granted according to IFRS 2 but not issued at year end or,
-	the difference between the proceeds from the transaction with non-controlling interests received against the book value of the shares acquired in the Chilean and Colombian subsidiaries.
•	"Translation reserve" representing the differences arising from translation of investments in overseas subsidiaries.
•	"(Accumulated losses) Retained earnings" representing accumulated earnings and losses.

Description of accounting policy for share-based payment transactions [text block]
2.25 Share-based payment

The Group operates a number of equity-settled share-based compensation plans comprising share awards payments to certain employees and other third-party contractors. Share-based payment transactions are measured in accordance with IFRS 2.

Fair value of the stock option plan for employee or contractors services received in exchange for the grant of the options is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted calculated using the Geometric Brownian Motion method.

Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. At each balance sheet date, the entity revises its estimates of the number of options that are expected to vest. It recognizes the impact of the revision to original estimates, if any, in the Consolidated Statement of Income, with a corresponding adjustment to equity.

The fair value of the share awards payments is determined at the grant date by reference of the market value of the shares and recognized as an expense over the vesting period. When the awards are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.